UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2017

Date of reporting period:	6/30/2017

Item 1 – Reports to Stockholders –

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SEMIANNUAL REPORT

JUNE 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

August 15, 2017

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 6/30/17 (without sales charges)	Average Annual Total Returns as of 6/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.57	–2.17	1.26	3.44	—
Class B	1.28	–2.52	1.19	3.02	—
Class C	1.28	–0.54	1.19	3.11	—
Class Q	1.76	1.57	2.34	N/A	2.31 (3/2/12)
Class R	1.54	0.95	1.70	3.55	—
Class Z	1.69	1.46	2.21	4.06	—
Bloomberg Barclays 1–5 Year US Credit Index	1.75	1.27	2.24	3.84	—
Lipper Short/Intermediate Investment- Grade Debt Funds Average	1.39	0.86	1.54	3.23	—

*Not annualized

Source: PGIM Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	.50% on sales of $1 million or more made within 18 months of purchase	3% (Yr. 1) 2% (Yr. 2) 1% (Yr. 3) 1% (Yr. 4) 0% (Yr. 5)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays 1–5 Year US Credit Index—The Bloomberg Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/17 is 2.24% for Class Q shares.

Lipper Short/Intermediate Investment-Grade Debt Funds Average—The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds universe for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/17 is 1.67% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short-Term Corporate Bond Fund, Inc.	5

Your Fund’s Performance (continued)

Distributions and Yields as of 6/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	1.55	1.55
Class B	0.09	0.85	0.85
Class C	0.09	0.85	0.85
Class Q	0.15	1.94	1.94
Class R	0.12	1.35	1.10
Class Z	0.14	1.84	1.84

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 6/30/17 (%)
AAA	9.7
AA	5.1
A	37.3
BBB	44.2
BB	2.1
B	0.1
Cash/Cash Equivalents	1.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Short-Term Corporate Bond Fund, Inc.	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,015.70	0.77%	$3.85
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
Class B	Actual	$1,000.00	$1,012.80	1.52%	$7.59
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
Class C	Actual	$1,000.00	$1,012.80	1.52%	$7.59
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
Class Q	Actual	$1,000.00	$1,017.60	0.43%	$2.15
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Class R	Actual	$1,000.00	$1,015.40	1.02%	$5.10
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
Class Z	Actual	$1,000.00	$1,016.90	0.52%	$2.60
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.1%

ASSET-BACKED SECURITIES 5.9%

Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.858	%(c)	01/15/28	25,000	$25,021,820
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648	(c)	10/15/28	20,000	20,169,502
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	—	(c)(p)	07/15/29	20,000	20,000,000
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.588	(c)	07/16/26	10,000	10,000,107
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.748	(c)	10/15/28	10,000	10,119,884
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	2.450	(c)	07/15/29	34,100	34,100,000
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688	(c)	07/18/27	11,500	11,554,716
Galaxy XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A	2.558	(c)	07/15/26	10,000	9,992,108
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.656	(c)	07/20/27	45,000	44,982,284
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338	(c)	07/15/26	32,000	32,041,952
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.906	(c)	04/20/28	20,000	20,117,602
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.618	(c)	07/15/27	26,000	26,053,830
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561	(c)	07/15/30	40,000	39,945,040
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.673	(c)	07/22/27	25,000	25,128,340
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.610	(c)	10/30/27	25,000	25,070,660
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656	(c)	07/20/27	35,000	35,001,680
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.794	(c)	12/20/28	20,000	20,031,112
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.632	(c)	05/15/26	24,780	24,781,554
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.676	(c)	07/20/27	40,000	40,110,608
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.656	(c)	07/20/27	45,000	45,156,937

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO II Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	—	%(c)(p)	07/15/29	40,000	$39,940,000
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856	(c)	10/25/28	10,000	10,041,873
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.806	(c)	10/20/28	20,000	20,117,878
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339	(c)	11/07/25	20,000	20,007,082

TOTAL ASSET-BACKED SECURITIES (cost $607,452,380)					609,486,569

BANK LOANS(c) 0.5%

Technology 0.4%
Dell International LLC	3.299		12/31/18	20,000	20,015,280
First Data Corp.	3.216		06/02/20	19,500	19,503,042

					39,518,322

Utilities 0.1%
Calpine Corp.	2.980		12/31/19	7,481	7,473,066

TOTAL BANK LOANS (cost $46,497,791)					46,991,388

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.6%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A3	3.061		02/10/48	12,750	12,988,550
Series 2016-C2, Class A2	1.846		08/10/49	15,097	14,867,578
COMM Mortgage Trust,
Series 2012-CR4, Class A2	1.801		10/15/45	3,033	3,033,145
Series 2014-CR18, Class A3	3.528		07/15/47	7,400	7,683,849
Series 2014-CR19, Class A3	3.530		08/10/47	14,824	15,353,624
Series 2015-CR22, Class A3	3.207		03/10/48	27,750	28,650,166
Series 2015-DC1, Class A3	3.219		02/10/48	20,000	20,346,400
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	17,475	18,107,868
Series 2014-GC20, Class A3	3.680		04/10/47	17,770	18,297,167
Series 2014-GC22, Class A3	3.516		06/10/47	20,000	20,610,002
Series 2014-GC24, Class A3	3.342		09/10/47	10,000	10,280,343
Series 2015-GC28, Class A3	3.307		02/10/48	8,225	8,440,077
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435		08/15/47	15,000	15,463,542
Series 2015-C28, Class A2	2.773		10/15/48	19,754	20,083,900

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	$7,060,796
Series 2013-C10, Class A3	2.682		12/15/47	22,445	22,514,249
Series 2013-C13, Class A3	3.525		01/15/46	10,000	10,300,076
Series 2013-C16, Class A2	3.070		12/15/46	10,281	10,428,544
Series 2014-C20, Class A3A1	3.472		07/15/47	20,000	20,640,764
Series 2016-JP3, Class A3	2.523		08/15/49	16,726	16,319,247
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091		08/10/49	90	92,215
Series 2012-C4, Class A3	2.533		12/10/45	31,000	31,161,594
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	(c)	05/15/46	11,395	11,396,270
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531		07/15/46	10,000	10,372,287
Series 2015-LC20, Class A3	3.086		04/15/50	16,633	17,080,363
Series 2015-NXS1, Class A3	3.058		05/15/48	5,791	5,859,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $379,590,864)					377,431,976

CORPORATE BONDS 88.0%

Aerospace/Defense 0.2%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750		10/11/21	5,936	6,406,042
Harris Corp.,
Sr. Unsec’d. Notes	1.999		04/27/18	3,445	3,449,706
Sr. Unsec’d. Notes	2.700		04/27/20	8,270	8,355,636
United Technologies Corp., Jr. Sub. Notes	1.778	(c)	05/04/18	5,055	5,061,485

					23,272,869

Agriculture 1.0%
Altria Group, Inc., Gtd. Notes	9.250		08/06/19	9,353	10,736,963
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050		02/11/18	26,140	26,165,879
Reynolds American, Inc.,
Gtd. Notes	2.300		08/21/17	11,600	11,611,217
Gtd. Notes	2.300		06/12/18	31,845	31,983,685
Gtd. Notes	3.250		06/12/20	4,905	5,049,884
Gtd. Notes	6.875		05/01/20	13,185	14,830,699

					100,378,327

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines 1.2%
American Airlines,
Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	2,270	$2,372,638
Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	31,230	33,259,472
Continental Airlines, Inc.,
Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates(g)	6.648	03/15/19	177	178,959
Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates(g)	6.820	11/01/19	777	792,674
Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates(g)	6.545	08/02/20	1,477	1,539,710
Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates(g)	6.703	12/15/22	55	59,020
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	13,474	14,821,337
Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	9,795	10,848,472
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	2,395	2,532,216
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,572,644
Sr. Unsec’d. Notes	3.625	03/15/22	15,975	16,399,718
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	4,274	4,904,295
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200	01/02/20	2,441	2,535,378
Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	8,847	9,190,165
Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	1,064	1,117,489
Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	6,747	7,067,193
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,321,147

				123,512,527

Apparel 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950	11/01/17	5,915	5,999,295

Auto Manufacturers 4.7%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850	09/15/21	17,495	17,179,373

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.875%	01/11/18	6,802	$6,809,979
Gtd. Notes, 144A	2.200	05/05/20	5,275	5,274,963
Gtd. Notes, 144A	2.250	03/02/20	10,125	10,135,520
Gtd. Notes, 144A	2.375	08/01/18	15,000	15,096,015
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.145	01/09/18	11,610	11,649,428
Sr. Unsec’d. Notes	2.375	01/16/18	14,300	14,345,059
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,538,108
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,949,926
Sr. Unsec’d. Notes	2.551	10/05/18	6,570	6,613,244
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,983,003
Sr. Unsec’d. Notes	3.200	01/15/21	20,000	20,299,900
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	14,295,795
Sr. Unsec’d. Notes(a)	3.339	03/28/22	34,510	35,018,436
Sr. Unsec’d. Notes	5.000	05/15/18	45,956	47,131,509
Sr. Unsec’d. Notes	6.625	08/15/17	2,000	2,010,958
Sr. Unsec’d. Notes, MTN	2.943	01/08/19	19,740	19,993,698
General Motors Co., Sr. Unsec’d. Notes	3.500	10/02/18	39,500	40,193,541
General Motors Financial Co., Inc.,
Gtd. Notes(a)	3.450	01/14/22	7,980	8,106,938
Gtd. Notes	3.100	01/15/19	11,500	11,657,148
Gtd. Notes	3.150	01/15/20	14,815	15,069,048
Gtd. Notes	3.150	06/30/22	21,060	21,092,601
Gtd. Notes	3.200	07/06/21	10,175	10,289,367
Gtd. Notes	3.250	05/15/18	6,975	7,056,740
Gtd. Notes	3.700	11/24/20	14,000	14,485,380
Gtd. Notes	3.700	05/09/23	10,025	10,179,976
Gtd. Notes	3.950	04/13/24	20,000	20,284,040
Gtd. Notes	4.200	03/01/21	10,200	10,698,433
Gtd. Notes	4.750	08/15/17	16,500	16,556,248
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.400	09/15/19	18,145	18,237,158

				485,231,532

Auto Parts & Equipment 0.4%
Delphi Automotive PLC, Gtd. Notes	3.150	11/19/20	16,465	16,819,607
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000	04/29/20	7,000	7,245,000
Gtd. Notes, 144A	4.500	04/29/22	12,670	13,303,500

				37,368,107

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks 23.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22	20,200	$20,674,235
Bank of America Corp.,
Jr. Sub. Notes, Series K	8.000	(c)	12/29/49	10,601	10,892,528
Jr. Sub. Notes, Series M	8.125	(c)	12/29/49	10,000	10,398,500
Jr. Sub. Notes, Series V(a)	5.125	(c)	12/31/49	15,000	15,318,750
Sr. Unsec’d. Notes	5.700		01/24/22	5,000	5,649,820
Sr. Unsec’d. Notes	5.750		12/01/17	30,860	31,382,244
Sr. Unsec’d. Notes	6.000		09/01/17	32,395	32,617,845
Sr. Unsec’d. Notes, GMTN	2.625		04/19/21	50,185	50,407,420
Sr. Unsec’d. Notes, MTN	2.000		01/11/18	25,235	25,273,610
Sr. Unsec’d. Notes, MTN	3.124	(c)	01/20/23	42,000	42,461,202
Sr. Unsec’d. Notes, MTN	5.650		05/01/18	5,000	5,157,015
Sr. Unsec’d. Notes, MTN	6.875		04/25/18	30,840	32,092,998
Sr. Unsec’d. Notes, Series L, MTN(a)	2.250		04/21/20	5,845	5,847,385
Sr. Unsec’d. Notes, Series L, MTN	2.600		01/15/19	47,055	47,498,117
Sr. Unsec’d. Notes, Series L, MTN	2.650		04/01/19	12,435	12,584,755
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(a)	2.050		05/03/21	24,550	24,325,294
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300		03/10/19	20,200	20,256,439
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.750		11/08/19	7,920	7,991,335
Sr. Unsec’d. Notes	3.200		08/10/21	9,820	9,961,143
Sr. Unsec’d. Notes	3.250		01/12/21	24,000	24,407,232
Sr. Unsec’d. Notes	3.684		01/10/23	23,265	23,871,239
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN(a)	2.950		05/23/22	27,711	27,986,918
BPCE SA (France),
Gtd. Notes, MTN	2.500		07/15/19	10,000	10,083,800
Gtd. Notes, 144A, MTN	3.000		05/22/22	6,910	6,970,096
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.450		04/24/19	12,075	12,139,577
Sr. Unsec’d. Notes	6.750		09/15/17	32,225	32,551,729
Capital One NA,
Sr. Unsec’d. Notes	2.250		09/13/21	38,490	37,776,857
Sr. Unsec’d. Notes	2.400		09/05/19	12,135	12,178,237
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(c)	12/31/49	19,535	20,555,118
Jr. Sub. Notes, Series R(a)	6.125	(c)	12/31/49	6,810	7,320,750
Sr. Unsec’d. Notes(a)	2.350		08/02/21	18,000	17,836,542
Sr. Unsec’d. Notes	2.500		09/26/18	10,245	10,314,441

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes	2.500%		07/29/19	19,810	$19,987,914
Sr. Unsec’d. Notes	2.550		04/08/19	23,100	23,317,325
Sr. Unsec’d. Notes(a)	2.700		03/30/21	78,185	78,703,836
Sr. Unsec’d. Notes	2.750		04/25/22	26,030	25,988,795
Compass Bank, Sr. Unsec’d. Notes	1.850		09/29/17	13,155	13,158,184
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	1.700		04/27/18	8,230	8,229,440
Sr. Unsec’d. Notes	3.000		10/29/21	18,996	19,357,722
Sr. Unsec’d. Notes, GMTN	2.300		05/28/19	18,899	19,023,337
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750		03/26/20	20,250	20,409,226
Gtd. Notes	3.125		12/10/20	5,000	5,094,035
Gtd. Notes	3.800		06/09/23	25,000	25,773,875
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800		03/10/21	12,760	12,946,398
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375		05/12/21	13,895	14,073,203
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875		02/13/18	25,445	25,437,596
Discover Bank, Sr. Unsec’d. Notes	2.000		02/21/18	28,905	28,940,524
Fifth Third Bank,
Sr. Unsec’d. Notes	2.300		03/15/19	6,250	6,289,244
Sr. Unsec’d. Notes	2.375		04/25/19	7,620	7,670,749
First Horizon National Corp., Sr. Unsec’d. Notes	3.500		12/15/20	13,890	14,246,153
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	(c)	12/31/49	9,925	10,329,444
Jr. Sub. Notes, Series M	5.375	(c)	12/31/49	9,610	10,098,188
Sr. Unsec’d. Notes	2.350		11/15/21	24,690	24,357,796
Sr. Unsec’d. Notes	2.600		04/23/20	16,000	16,148,576
Sr. Unsec’d. Notes	2.875		02/25/21	38,750	39,165,400
Sr. Unsec’d. Notes	2.900		07/19/18	16,050	16,232,296
Sr. Unsec’d. Notes	2.908	(c)	06/05/23	48,970	48,872,892
Sr. Unsec’d. Notes	3.000		04/26/22	25,000	25,192,075
Sr. Unsec’d. Notes	5.950		01/18/18	21,835	22,322,969
Sr. Unsec’d. Notes	6.150		04/01/18	24,250	25,028,182
Sr. Unsec’d. Notes, GMTN	5.375		03/15/20	10,000	10,795,420
Sr. Unsec’d. Notes, GMTN	7.500		02/15/19	39,872	43,249,278
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500		05/15/18	5,000	4,994,410
HSBC Bank USA NA, Sub. Notes	4.875		08/24/20	12,865	13,836,539

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650%		01/05/22	18,420	$18,377,523
Sr. Unsec’d. Notes	3.262	(c)	03/13/23	33,335	33,966,665
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625		09/24/18	9,855	9,949,628
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600		08/02/18	13,660	13,752,082
JPMorgan Chase & Co.,
Jr. Sub. Notes	7.900	(c)	04/29/49	14,000	14,553,000
Jr. Sub. Notes, Series Q	5.150	(c)	12/31/49	10,000	10,295,000
Jr. Sub. Notes, Series V	5.000	(c)	12/31/49	20,000	20,450,000
Sr. Unsec’d. Notes	1.625		05/15/18	11,184	11,181,786
Sr. Unsec’d. Notes	2.250		01/23/20	40,425	40,550,398
Sr. Unsec’d. Notes	2.400		06/07/21	29,670	29,613,775
Sr. Unsec’d. Notes	2.776	(c)	04/25/23	25,230	25,275,313
Sr. Unsec’d. Notes	4.250		10/15/20	14,475	15,370,756
Sr. Unsec’d. Notes(a)	6.000		01/15/18	25,000	25,561,700
Sr. Unsec’d. Notes	6.300		04/23/19	65,200	70,172,739
Sub. Notes	3.375		05/01/23	10,000	10,147,590
KeyBank NA, Sr. Unsec’d. Notes	2.500		12/15/19	16,025	16,184,801
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	1.750		03/16/18	3,435	3,438,858
Gtd. Notes	1.750		05/14/18	20,260	20,287,837
Gtd. Notes	2.700		08/17/20	7,494	7,600,797
Gtd. Notes, 144A, MTN	5.800		01/13/20	24,810	26,990,948
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300		01/30/19	23,960	24,140,754
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A	1.850		03/21/18	5,750	5,757,688
Gtd. Notes, 144A	2.450		04/16/19	17,955	18,050,898
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(c)	12/31/49	17,375	17,991,812
Jr. Sub. Notes, Series J	5.550	(c)	12/31/49	4,700	4,910,325
Sr. Unsec’d. Notes	1.875		01/05/18	17,140	17,160,448
Sr. Unsec’d. Notes	2.650		01/27/20	19,700	19,907,736
Sr. Unsec’d. Notes	2.800		06/16/20	10,715	10,870,796
Sr. Unsec’d. Notes	5.750		01/25/21	12,005	13,282,740
Sr. Unsec’d. Notes, GMTN	2.375		07/23/19	2,380	2,396,484
Sr. Unsec’d. Notes, GMTN	2.450		02/01/19	9,430	9,492,983
Sr. Unsec’d. Notes, GMTN	2.500		04/21/21	28,660	28,637,903
Sr. Unsec’d. Notes, GMTN	5.500		01/26/20	14,765	15,926,799
Sr. Unsec’d. Notes, GMTN	6.625		04/01/18	25,000	25,887,750

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN	7.300%		05/13/19	21,690	$23,712,918
Sr. Unsec’d. Notes, MTN	2.125		04/25/18	26,790	26,878,353
Sr. Unsec’d. Notes, MTN	2.625		11/17/21	40,640	40,580,097
Sr. Unsec’d. Notes, MTN	2.750		05/19/22	26,505	26,499,275
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	5,498	5,906,589
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625		09/26/18	17,785	17,960,164
PNC Bank NA, Sr. Unsec’d. Notes	2.200		01/28/19	15,425	15,508,002
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875		09/12/23	5,672	5,791,730
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875		10/16/20	21,590	21,898,348
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375		03/25/19	44,760	45,034,200
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	1.500		01/18/18	10,270	10,269,374
Gtd. Notes	1.800		07/18/17	19,221	19,224,460
Gtd. Notes	2.450		01/10/19	8,680	8,754,900
Gtd. Notes	2.450		01/16/20	7,110	7,153,975
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442		10/19/21	4,330	4,311,840
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.350		11/01/18	17,695	17,800,657
Sr. Unsec’d. Notes	2.500		05/01/19	20,200	20,389,456
Sr. Unsec’d. Notes	2.700		01/27/22	13,070	13,097,290
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875		09/07/21	13,630	13,330,263
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375		08/14/19	15,410	15,550,277
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650		02/01/22	28,325	28,264,866
Gtd. Notes, 144A	2.950		09/24/20	7,895	8,065,271
Gtd. Notes, 144A	3.000		04/15/21	5,074	5,151,820
Gtd. Notes, 144A	3.491		05/23/23	12,500	12,788,788
Wells Fargo & Co., Jr. Sub. Notes, Series K(a)	7.980	(c)	03/29/49	17,472	18,149,040

					2,404,262,457

Beverages 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium),	2.650		02/01/21	77,630	78,670,863
Gtd. Notes
Gtd. Notes	3.300		02/01/23	12,385	12,753,219
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.375		01/15/20	10,000	10,827,770

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%		11/26/18	25,500	$25,627,028
Constellation Brands, Inc.,
Gtd. Notes	2.700		05/09/22	13,435	13,418,596
Gtd. Notes	3.875		11/15/19	10,000	10,387,740

					151,685,216

Biotechnology 2.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.850		08/19/21	22,640	22,134,743
Sr. Unsec’d. Notes	2.125		05/01/20	13,895	13,915,718
Sr. Unsec’d. Notes	2.200		05/22/19	24,700	24,851,065
Sr. Unsec’d. Notes	2.650		05/11/22	34,500	34,615,161
Sr. Unsec’d. Notes	6.150		06/01/18	6,000	6,243,228
Baxalta, Inc., Gtd. Notes	2.875		06/23/20	35,210	35,772,163
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	17,408	17,756,961
Celgene Corp.,
Sr. Unsec’d. Notes	1.900		08/15/17	5,555	5,557,344
Sr. Unsec’d. Notes	2.300		08/15/18	17,100	17,198,051
Sr. Unsec’d. Notes	2.875		08/15/20	27,740	28,366,314
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550		09/01/20	9,620	9,758,643

					216,169,391

Building Materials 0.4%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000		06/15/20	11,225	11,367,546
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.750		01/15/18	6,652	6,705,815
Owens Corning, Inc., Gtd. Notes	4.200		12/15/22	13,516	14,260,448
Vulcan Materials Co., Sr. Unsec’d. Notes	1.846	(c)	06/15/20	12,130	12,129,199

					44,463,008

Chemicals 3.1%
Cabot Corp., Sr. Unsec’d. Notes	2.550		01/15/18	19,425	19,514,724
Celanese US Holdings LLC, Gtd. Notes	4.625		11/15/22	8,900	9,586,742
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400		12/01/21	16,305	16,484,976
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A(g)	2.450		05/01/20	16,040	16,105,572
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	44,913	47,713,685
Sr. Unsec’d. Notes	8.550		05/15/19	15,000	16,800,555

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
E.I. Du Pont De Nemours & Co., Sr. Unsec’d. Notes	2.200%	05/01/20	11,065	$11,125,050
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	39,675	40,197,837
Sr. Unsec’d. Notes	4.500	01/15/21	449	476,641
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.000	04/15/19	20,995	21,949,034
Sr. Unsec’d. Notes	6.000	11/15/21	19,935	22,520,510
Potash Corp of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	20,584,307
Rohm & Haas Co., Gtd. Notes	6.000	09/15/17	4,739	4,780,116
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	1.350	12/15/17	5,000	4,992,490
Sr. Unsec’d. Notes	2.750	06/01/22	22,130	22,116,788
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	21,540,077
Westlake Chemical Corp., Gtd. Notes	4.625	02/15/21	20,500	21,217,500
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875	06/11/19	7,933	8,719,906

				326,426,510

Commercial Services 1.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes	1.450	12/08/17	15,600	15,590,390
Sr. Unsec’d. Notes	2.250	01/12/20	4,215	4,242,317
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	15,830	15,721,343
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)	2.350	10/15/19	20,835	20,867,378
Gtd. Notes, 144A(g)	2.600	12/01/21	25,000	24,901,325
Gtd. Notes, 144A(g)	2.800	11/01/18	2,050	2,071,349
Gtd. Notes, 144A(g)	5.250	10/01/20	6,000	6,511,806
Gtd. Notes, 144A(g)	6.375	10/15/17	4,461	4,518,707
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,640,434

				106,065,049

Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes	2.250	02/23/21	8,870	8,928,790
Sr. Unsec’d. Notes	2.850	05/06/21	5,000	5,140,840
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,202,186
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A	3.480	06/01/19	41,740	42,715,714
Sr. Sec’d. Notes, 144A	4.420	06/15/21	7,860	8,286,154

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
EMC Corp., Sr. Unsec’d. Notes	1.875%		06/01/18	22,460	$22,334,000
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.450	(c)	10/05/17	9,026	9,048,547
Sr. Unsec’d. Notes	2.850	(c)	10/05/18	24,090	24,296,114
Seagate HDD Cayman, Gtd. Notes	3.750		11/15/18	13,195	13,511,680

					148,464,025

Diversified Financial Services 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750		05/15/19	7,310	7,508,328
American Express Co.,
Sr. Unsec’d. Notes	1.762	(c)	05/22/18	2,000	2,007,776
Sr. Unsec’d. Notes	7.000		03/19/18	19,920	20,660,426
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN(a)	2.250		08/15/19	8,850	8,926,234
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150		11/21/18	3,675	3,679,943
Sr. Unsec’d. Notes	2.300		06/05/19	11,125	11,135,157
Sub. Notes	8.800		07/15/19	7,995	8,976,794
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200		07/25/18	3,950	3,970,244
CIT Group, Inc., Sr. Unsec’d. Notes	3.875		02/19/19	20,000	20,500,000
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875		04/15/18	16,644	16,897,305
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)	5.250	(e)	02/06/12	1,520	95,000
Sr. Unsec’d. Notes(i)	5.625	(e)	01/24/13	1,000	62,500
Sr. Unsec’d. Notes(i)	6.000	(e)	07/19/12	900	56,250
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625		09/25/17	500	501,250
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750		03/19/19	32,025	32,345,474
NYSE Holdings LLC, Gtd. Notes	2.000		10/05/17	19,880	19,909,035
Synchrony Financial,
Sr. Unsec’d. Notes	1.875		08/15/17	7,025	7,026,552
Sr. Unsec’d. Notes	2.600		01/15/19	15,645	15,728,544
Sr. Unsec’d. Notes	2.700		02/03/20	14,715	14,789,620
Sr. Unsec’d. Notes	3.000		08/15/19	10,115	10,257,601

					205,034,033

Electric 4.6%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series E	1.650		12/15/17	19,295	19,297,103
Commonwealth Edison Co., First Mortgage	2.150		01/15/19	5,375	5,401,424

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	16,755	$16,493,806
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	(c)	07/01/20	12,200	12,263,025
Jr. Sub. Notes	2.962	(c)	07/01/19	2,810	2,852,018
Jr. Sub. Notes	4.104	(c)	04/01/21	22,500	23,615,550
Sr. Unsec’d. Notes, Series B	2.750		09/15/22	10,000	9,982,080
Sr. Unsec’d. Notes, Series C	2.000		08/15/21	13,955	13,686,897
Duke Energy Corp.,
Sr. Unsec’d. Notes	1.800		09/01/21	15,715	15,340,606
Sr. Unsec’d. Notes	2.100		06/15/18	4,350	4,366,843
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	2.150		01/22/19	12,900	12,941,667
Sr. Unsec’d. Notes, 144A	2.350		10/13/20	12,350	12,397,980
Emera US Finance LP (Canada),
Gtd. Notes	2.150		06/15/19	1,750	1,748,373
Gtd. Notes	2.700		06/15/21	32,535	32,584,811
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875		05/25/22	23,170	23,202,137
Entergy Corp.,
Sr. Unsec’d. Notes	4.000		07/15/22	10,493	11,090,136
Sr. Unsec’d. Notes	5.125		09/15/20	11,128	11,992,345
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750		03/15/22	2,805	2,826,127
Exelon Corp.,
Jr. Sub. Notes	3.497	(c)	06/01/22	5,705	5,828,462
Sr. Unsec’d. Notes(a)	2.450		04/15/21	4,940	4,926,420
Sr. Unsec’d. Notes	2.850		06/15/20	10,670	10,839,973
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950		01/15/20	26,996	27,412,359
FirstEnergy Corp.,
Sr. Unsec’d. Notes	2.850		07/15/22	25,000	24,976,300
Sr. Unsec’d. Notes, Series A	2.750		03/15/18	10,850	10,919,169
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	2.100		10/04/21	13,335	13,060,886
Georgia Power Co., Sr. Unsec’d. Notes	2.400		04/01/21	19,095	19,135,653
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150		04/01/22	21,276	21,500,887
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000		09/15/17	7,040	7,097,531
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	1.649		09/01/18	14,030	13,987,601
Gtd. Notes	4.500		06/01/21	20,900	22,400,411
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250		09/15/21	5,290	5,442,627
PG&E Corp., Sr. Unsec’d. Notes	2.400		03/01/19	18,060	18,148,620
PSEG Power LLC, Gtd. Notes(a)	3.000		06/15/21	14,230	14,448,672

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes	2.450%		09/01/18	7,050	$7,096,375
Sr. Unsec’d. Notes(a)	2.750		06/15/20	12,818	12,967,112
TECO Finance, Inc., Gtd. Notes, MTN	6.572		11/01/17	2,000	2,030,240

					474,302,226

Electronics 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000		03/01/18	5,425	5,463,745
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125		06/15/21	18,569	18,716,902
Fortive Corp., Sr. Unsec’d. Notes	2.350		06/15/21	7,845	7,799,625
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350		08/01/19	3,455	3,474,237

					35,454,509

Food 1.7%
JM Smucker Co. (The),
Gtd. Notes	1.750		03/15/18	5,965	5,967,923
Gtd. Notes	2.500		03/15/20	14,625	14,776,997
Kraft Heinz Foods Co.,
Gtd. Notes	2.800		07/02/20	38,045	38,614,077
Gtd. Notes	6.125		08/23/18	11,431	11,974,670
Kroger Co. (The), Sr. Unsec’d. Notes	2.300		01/15/19	4,125	4,141,694
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21	17,430	16,982,363
Sysco Corp., Gtd. Notes	2.500		07/15/21	6,520	6,537,786
Tyson Foods, Inc.,
Gtd. Notes	2.650		08/15/19	13,580	13,751,230
Sr. Unsec’d. Notes	1.649	(c)	05/30/19	13,200	13,228,961
Sr. Unsec’d. Notes	1.760	(c)	06/02/20	20,000	20,090,520
Wm. Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A	2.000		10/20/17	7,390	7,403,051
Sr. Unsec’d. Notes, 144A	2.400		10/21/18	23,740	23,900,245
Sr. Unsec’d. Notes, 144A	2.900		10/21/19	2,550	2,592,562

					179,962,079

Forest Products & Paper 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400		11/01/20	13,600	14,877,979
International Paper Co.,
Sr. Unsec’d. Notes	7.950		06/15/18	20,080	21,230,363
Sr. Unsec’d. Notes	9.375		05/15/19	8,295	9,363,935

					45,472,277

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas 0.3%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	2.800%	11/15/20	9,700	$9,817,806
Sempra Energy, Sr. Unsec’d. Notes	2.850	11/15/20	22,900	23,242,355

				33,060,161

Hand/Machine Tools 0.3%
Stanley Black & Decker, Inc.,
Sub. Notes	1.622	11/17/18	6,450	6,434,204
Sub. Notes(a)	2.451	11/17/18	22,195	22,411,135

				28,845,339

Healthcare-Products 2.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.800	09/15/20	25,260	25,654,612
Sr. Unsec’d. Notes	2.900	11/30/21	31,245	31,594,007
Becton Dickinson and Co.,
Sr. Unsec’d. Notes	2.675	12/15/19	15,444	15,633,096
Sr. Unsec’d. Notes	2.894	06/06/22	45,580	45,722,483
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,666,182
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,623,335
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	48,610	49,314,407
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,641,497
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400	02/01/19	4,985	5,021,959
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.000	04/01/18	13,075	13,098,679
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,575,721
Sr. Unsec’d. Notes	3.150	04/01/22	20,347	20,656,966

				257,202,944

Healthcare-Services 2.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/17	3,000	3,000,066
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,184,029
Sr. Unsec’d. Notes	2.750	11/15/22	9,142	9,174,189
Anthem, Inc.,
Sr. Unsec’d. Notes	1.875	01/15/18	41,195	41,229,192
Sr. Unsec’d. Notes	2.250	08/15/19	23,940	24,050,914
Sr. Unsec’d. Notes	2.300	07/15/18	9,875	9,930,586
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,759,723
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,170,732
Catholic Health Initiatives,
Sec’d. Notes	1.600	11/01/17	2,100	2,100,330
Unsec’d. Notes	2.600	08/01/18	5,270	5,297,852

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	25,000	$26,093,750
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,562,164
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	9,003,338
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	9,118,381
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.200	08/23/17	14,785	14,795,143
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,164,371
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,669,975
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,959,563
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500	03/30/20	30,000	30,193,650
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	12/15/19	8,600	8,693,241
Sr. Unsec’d. Notes(a)	2.700	07/15/20	4,800	4,901,016
Sr. Unsec’d. Notes	6.000	02/15/18	15,075	15,477,231

				259,529,436

Home Builders 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18	11,000	11,068,332
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	16,126,500
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	5,143	5,361,577
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	8,050	8,251,250

				40,807,659

Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,834,333

Household Products/Wares 0.5%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	52,040	51,700,179

Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.050	12/01/17	7,090	7,101,663
Sr. Unsec’d. Notes	2.600	03/29/19	1,184	1,195,544
Sr. Unsec’d. Notes	2.875	12/01/19	34,655	35,249,818
Sr. Unsec’d. Notes	3.150	04/01/21	11,575	11,843,934
Sr. Unsec’d. Notes	4.000	06/15/22	10,895	11,453,837

				66,844,796

Insurance 2.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	500	541,705

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300%		07/16/19	29,190	$29,344,853
Sr. Unsec’d. Notes	3.300		03/01/21	15,095	15,530,219
AXIS Specialty Finance LLC, Gtd. Notes	5.875		06/01/20	6,075	6,630,960
AXIS Specialty Finance PLC, Gtd. Notes	2.650		04/01/19	16,253	16,346,894
Chubb INA Holdings, Inc., Gtd. Notes	2.300		11/03/20	14,800	14,884,390
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250		06/15/23	6,300	6,702,475
Gtd. Notes, 144A	5.000		06/01/21	10,004	10,872,557
Markel Corp., Sr. Unsec’d. Notes	7.125		09/30/19	14,001	15,474,605
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550		10/15/18	5,875	5,931,858
MetLife, Inc., Sr. Unsec’d. Notes	1.756	(c)	12/15/17	12,125	12,134,203
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	1.500		01/10/18	8,310	8,307,823
Sec’d. Notes, 144A	2.300		04/10/19	40,000	40,334,840
New York Life Global Funding, Sec’d. Notes, 144A, MTN	2.100		01/02/19	20,570	20,669,374
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A(g)	2.950		11/01/19	23,585	23,922,077
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, MTN	1.500		04/18/19	3,570	3,537,070
Sr. Sec’d. Notes, 144A	2.200		04/08/20	9,525	9,498,159
Trinity Acquisition PLC, Gtd. Notes	3.500		09/15/21	9,895	10,132,767
Unum Group, Sr. Unsec’d. Notes	3.000		05/15/21	6,145	6,203,543
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22	16,075	17,300,590
Sr. Unsec’d. Notes	6.150		08/15/19	642	692,859
Sr. Unsec’d. Notes	7.375		09/15/19	3,960	4,363,453
Willis Towers Watson PLC, Gtd. Notes	5.750		03/15/21	16,033	17,687,846
XLIT Ltd. (Bermuda), Gtd. Notes	2.300		12/15/18	9,251	9,291,695

					306,336,815

Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850		06/01/18	11,000	11,397,837

Leisure Time 0.3%
Carnival Corp., Gtd. Notes	1.875		12/15/17	30,705	30,758,212

Lodging 0.9%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300		01/15/22	36,420	35,940,713
Sr. Unsec’d. Notes	3.000		03/01/19	25,350	25,737,601
Sr. Unsec’d. Notes	3.125		10/15/21	2,723	2,786,541

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sr. Unsec’d. Notes	3.375%		10/15/20	4,195	$4,331,677
Sr. Unsec’d. Notes	6.750		05/15/18	3,000	3,126,453
Sr. Unsec’d. Notes	7.150		12/01/19	10,218	11,427,801
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500		03/01/18	7,610	7,643,317

					90,994,103

Machinery-Construction & Mining 0.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700		06/16/18	500	500,648

Machinery-Diversified 0.1%
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850		11/15/17	6,770	6,774,868

Media 2.4%
21st Century Fox America, Inc., Gtd. Notes	5.650		08/15/20	7,180	7,898,000
CBS Corp., Sr. Unsec’d. Notes	1.950		07/01/17	7,702	7,702,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.579		07/23/20	2,400	2,480,100
Sr. Sec’d. Notes	4.464		07/23/22	49,305	52,532,801
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625		07/15/18	4,698	4,956,390
DISH DBS Corp., Gtd. Notes	4.250		04/01/18	10,000	10,128,200
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974		04/15/19	13,725	13,772,873
NBCUniversal Media LLC, Gtd. Notes	4.375		04/01/21	5,355	5,772,069
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes	2.800		06/15/20	500	505,858
Sr. Unsec’d. Notes	3.500		06/15/22	30,770	31,733,255
Sky PLC (United Kingdom),
Gtd. Notes, 144A	2.625		09/16/19	11,900	11,980,503
Gtd. Notes, 144A	6.100		02/15/18	10,000	10,258,840
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.750		07/01/18	9,162	9,585,358
Sr. Sec’d. Notes	8.250		04/01/19	9,759	10,765,670
Sr. Sec’d. Notes	8.750		02/14/19	10,135	11,147,568
Time Warner, Inc.,
Gtd. Notes	2.100		06/01/19	14,000	14,005,768
Gtd. Notes	3.400		06/15/22	16,320	16,769,632
Viacom, Inc.,
Jr. Sub. Notes(a)	5.875	(c)	02/28/57	12,500	13,000,000
Sr. Unsec’d. Notes	2.250		02/04/22	12,500	12,138,000
Sr. Unsec’d. Notes	3.125		06/15/22	5,000	5,009,275

					252,142,160

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	4,910	$5,312,031
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400		05/30/21	1,563	1,686,232
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	(c)	10/19/75	2,935	3,199,150
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625		06/09/21	10,112	10,482,089

					20,679,502

Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750		04/15/19	7,150	7,265,902
Crane Co., Sr. Unsec’d. Notes(a)	2.750		12/15/18	9,500	9,598,657
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875		01/15/19	3,715	3,769,172
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875		09/15/17	4,100	4,101,607

					24,735,338

Oil & Gas 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850		03/15/21	35,825	38,237,455
Apache Corp., Sr. Unsec’d. Notes(a)	3.250		04/15/22	17,952	18,213,704
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	1.375		05/10/18	15,300	15,268,513
Gtd. Notes(a)	2.112		09/16/21	35,440	35,126,072
Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.450		11/15/21	11,400	11,705,873
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.000		08/15/22	3,400	3,250,900
Sr. Unsec’d. Notes	5.700		10/15/19	21,014	22,177,965
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750		05/09/18	8,450	8,434,072
ConocoPhillips Co., Gtd. Notes(a)	4.200		03/15/21	11,590	12,288,240
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	3.250		05/15/22	27,939	27,766,980
Sr. Unsec’d. Notes(a)	4.000		07/15/21	4,691	4,834,413
Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900		11/15/21	29,370	29,936,459
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.100		02/01/21	3,390	3,555,679
Sr. Unsec’d. Notes	4.400		06/01/20	5,250	5,548,846
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	2.222		03/01/21	10,295	10,362,504
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	6.150		06/15/19	4,305	4,606,966
Sr. Unsec’d. Notes	7.250		12/15/19	15,291	16,989,631
Nabors Industries, Inc., Gtd. Notes	6.150		02/15/18	10,955	11,064,550

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150%	12/15/21	18,487	$19,479,475
Sr. Unsec’d. Notes	8.250	03/01/19	4,527	4,965,884
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18	19,140	19,906,634

				323,720,815

Oil & Gas Services 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350	12/01/17	5,360	5,352,796
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	2.350	12/21/18	12,920	12,996,667
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	10,125	10,309,245

				28,658,708

Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375	12/15/20	1,940	2,037,000
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	1,879	2,057,768
WestRock RKT Co.,
Gtd. Notes	3.500	03/01/20	13,815	14,191,113
Gtd. Notes	4.450	03/01/19	12,675	13,145,940

				31,431,821

Pharmaceuticals 5.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.000	11/06/18	15,000	15,035,595
Sr. Unsec’d. Notes	2.300	05/14/21	20,430	20,379,313
Sr. Unsec’d. Notes	2.500	05/14/20	61,995	62,713,708
Allergan Funding SCS,
Gtd. Notes	2.450	06/15/19	6,530	6,569,650
Gtd. Notes	3.000	03/12/20	73,525	75,085,127
Gtd. Notes	3.450	03/15/22	16,180	16,678,619
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	16,102,177
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	1.700	03/15/18	9,455	9,473,021
Sr. Unsec’d. Notes	2.616	06/15/22	23,985	24,007,186
Eli Lilly & Co., Sr. Unsec’d. Notes	2.350	05/15/22	9,850	9,876,792
Express Scripts Holding Co.,
Gtd. Notes	2.250	06/15/19	25,000	25,082,850
Gtd. Notes	4.750	11/15/21	4,510	4,873,700
Forest Laboratories LLC, Gtd. Notes, 144A	4.375	02/01/19	2,648	2,730,824
McKesson Corp., Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,942,253
Mead Johnson Nutrition Co., Gtd. Notes	3.000	11/15/20	27,255	27,957,280

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Medco Health Solutions, Inc., Gtd. Notes	4.125%		09/15/20	2,000	$2,094,468
Mylan, Inc.,
Gtd. Notes	2.550		03/28/19	3,195	3,218,065
Gtd. Notes	2.600		06/24/18	7,855	7,911,422
Mylan NV,
Gtd. Notes	2.500		06/07/19	13,010	13,113,950
Gtd. Notes	3.000	(c)	12/15/18	4,090	4,145,207
Gtd. Notes	3.150		06/15/21	18,210	18,525,816
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	1.900		09/23/19	17,540	17,458,562
Gtd. Notes	2.400		09/23/21	47,645	47,089,412
Teva Pharmaceuticals Finance Netherlands III BV (Israel), Gtd. Notes	2.200		07/21/21	66,780	65,555,188
Zoetis, Inc.,
Sr. Unsec’d. Notes	1.875		02/01/18	10,650	10,656,464
Sr. Unsec’d. Notes	3.450		11/13/20	15,455	15,983,252

					547,259,901

Pipelines 2.3%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650		11/15/18	5,610	5,639,924
Columbia Pipeline Group, Inc., Gtd. Notes	2.450		06/01/18	8,745	8,785,122
DCP Midstream Operating LP,
Gtd. Notes	2.500		12/01/17	8,990	8,978,762
Gtd. Notes	2.700		04/01/19	4,560	4,520,100
Gtd. Notes, 144A	5.350		03/15/20	10,000	10,400,000
Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	(c)	05/15/19	6,545	6,519,350
Enterprise Products Operating LLC,
Gtd. Notes	1.650		05/07/18	8,305	8,298,040
Gtd. Notes(a)	2.550		10/15/19	14,680	14,806,747
Gtd. Notes	2.850		04/15/21	17,180	17,374,478
Gtd. Notes	6.650		04/15/18	3,400	3,524,005
Kinder Morgan Energy Partners LP,
Gtd. Notes	2.650		02/01/19	8,300	8,356,415
Gtd. Notes(a)	3.950		09/01/22	10,000	10,331,930
Gtd. Notes	5.000		10/01/21	29,692	31,889,564
Gtd. Notes	6.500		04/01/20	5,000	5,500,690
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	3,500	3,752,532
ONEOK Partners LP,
Gtd. Notes	2.000		10/01/17	13,030	13,035,147
Gtd. Notes	3.200		09/15/18	9,185	9,292,501
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646		02/15/20	3,535	3,547,242
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950		09/25/18	20,415	20,644,873

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	1,500	$1,471,577
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	7,142	7,161,748
Williams Partners LP,
Sr. Unsec’d. Notes	3.600	03/15/22	12,775	13,051,668
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,743,585
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,500,343
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	12,959,432

				237,085,775

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	19,910	20,194,912

Real Estate Investment Trusts (REITs) 2.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,383,784
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	36,997,191
Digital Realty Trust LP,
Gtd. Notes	3.400	10/01/20	6,235	6,394,709
Gtd. Notes	5.875	02/01/20	15,816	17,088,745
Equity Commonwealth, Sr. Unsec’d. Notes	6.650	01/15/18	2,160	2,162,588
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,436,833
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,139,714
Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,352,566
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	13,340	13,359,970
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18	7,800	7,807,628
Sr. Unsec’d. Notes	6.750	08/15/19	4,585	5,007,503
Regency Centers LP, Gtd. Notes	6.000	06/15/20	3,877	4,224,934
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,120,466
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	11,821	11,870,116
Simon Property Group LP, Sr. Unsec’d. Notes	2.200	02/01/19	12,200	12,276,933
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,110,236
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes	2.000	02/15/18	8,035	8,045,920
Gtd. Notes	4.750	06/01/21	875	936,022
Sr. Unsec’d. Notes	3.250	08/15/22	3,100	3,138,936

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs)
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	$13,924,125
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A	1.750	09/15/17	16,900	16,899,915
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,444,626
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,723,199
Welltower, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/22	20,485	22,489,928
Sr. Unsec’d. Notes	6.125	04/15/20	5,930	6,507,784
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	7.375	10/01/19	7,607	8,438,293

				283,282,664

Retail 1.7%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,293,525
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	2.125	06/01/21	5,000	4,939,040
Sr. Unsec’d. Notes	2.250	12/05/18	14,250	14,338,122
Sr. Unsec’d. Notes	2.250	08/12/19	20,350	20,472,894
Sr. Unsec’d. Notes	2.800	07/20/20	59,833	60,915,858
Sr. Unsec’d. Notes(a)	4.750	12/01/22	7,796	8,545,141
Dollar General Corp., Sr. Unsec’d. Notes	1.875	04/15/18	26,920	26,939,544
L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	10,382,812
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,435,966
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes	1.750	11/17/17	5,755	5,758,591
Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,416,580

				180,438,073

Semiconductors 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000	01/15/22	50,670	51,122,889
KLA-Tencor Corp.,
Sr. Unsec’d. Notes	2.375	11/01/17	3,345	3,352,797
Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,621,836
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,937,480
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	34,149,969
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18	8,825	8,957,375
Sr. Unsec’d. Notes, 144A	3.875	09/01/22	10,000	10,412,500
Qualcomm, Inc., Sr. Unsec’d. Notes	2.600	01/30/23	39,090	38,947,400

				163,502,246

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software 1.5%
CA, Inc.,
Sr. Unsec’d. Notes	2.875%		08/15/18	7,865	$7,938,349
Sr. Unsec’d. Notes	3.600		08/15/22	22,265	22,514,836
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	15,115	15,729,470
Fidelity National Information Services, Inc.,
Gtd. Notes	2.000		04/15/18	7,500	7,510,328
Sr. Unsec’d. Notes	2.250		08/15/21	15,425	15,258,996
Sr. Unsec’d. Notes	2.850		10/15/18	7,180	7,264,702
Sr. Unsec’d. Notes	3.625		10/15/20	13,570	14,215,159
Fiserv, Inc., Sr. Unsec’d. Notes	2.700		06/01/20	15,210	15,389,204
Microsoft Corp., Sr. Unsec’d. Notes	2.875		02/06/24	13,930	14,156,599
Oracle Corp.,
Sr. Unsec’d. Notes	1.900		09/15/21	18,460	18,297,681
Sr. Unsec’d. Notes	2.375		01/15/19	17,340	17,539,583

					155,814,907

Telecommunications 5.0%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000		03/30/20	11,400	12,245,994
AT&T, Inc.,
Sr. Unsec’d. Notes	1.750		01/15/18	14,900	14,910,788
Sr. Unsec’d. Notes(a)	2.450		06/30/20	77,815	78,214,580
Sr. Unsec’d. Notes	3.000		06/30/22	7,185	7,188,715
Sr. Unsec’d. Notes	3.600		02/17/23	9,700	9,927,562
Sr. Unsec’d. Notes	3.800		03/15/22	14,195	14,692,293
Sr. Unsec’d. Notes	3.800		03/01/24	15,000	15,339,105
Sr. Unsec’d. Notes	4.600		02/15/21	4,700	5,012,705
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	2.350		02/14/19	6,800	6,837,604
Sr. Unsec’d. Notes	5.950		01/15/18	33,835	34,593,107
Deutsche Telekom International Finance Bv (Germany),
Gtd. Notes, 144A	1.950		09/19/21	21,860	21,301,062
Gtd. Notes, 144A	2.820		01/19/22	32,770	32,957,739
Nippon Telegraph & Telephone Corp. (Japan), Sr. Sec’d. Notes	1.400		07/18/17	8,720	8,719,913
Orange SA (France),
Sr. Unsec’d. Notes	2.750		02/06/19	21,115	21,382,823
Sr. Unsec’d. Notes	5.375		07/08/19	4,828	5,138,035
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	(c)	03/20/23	25,000	25,218,750

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	$29,003,416
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500	11/15/19	8,700	9,326,903
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	34,480	34,988,890
Sr. Unsec’d. Notes	4.500	09/15/20	40,000	42,729,680
Sr. Unsec’d. Notes, 144A	2.946	03/15/22	68,003	68,475,485
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250	09/26/17	19,270	19,250,923

				517,456,072

Transportation 0.1%
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625	01/15/18	727	726,228
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,533,056

				8,259,284

Trucking & Leasing 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)	2.500	06/15/19	11,175	11,231,836
Sr. Unsec’d. Notes, 144A(g)	3.200	07/15/20	17,770	18,224,290
Sr. Unsec’d. Notes, 144A(g)	3.300	04/01/21	200	205,464

				29,661,590

TOTAL CORPORATE BONDS (cost $9,074,932,613)				9,135,434,535

MUNICIPAL BOND 0.1%

Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $5,150,000)	3.163	09/15/25	5,150	5,225,756

			Shares
PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII, 7.542% (Capital Security, fixed to floating preferred)(c) (cost $3,342,000)			132,000	3,429,360

TOTAL LONG-TERM INVESTMENTS (cost $10,116,965,648)				10,177,999,584

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	247,389,645	$247,389,645
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $149,844,651; includes $149,700,808 of cash collateral for securities on loan)(b)(w)	149,831,881	149,846,864

TOTAL SHORT-TERM INVESTMENTS (cost $397,234,296)		397,236,509

TOTAL INVESTMENTS 101.9% (cost $10,514,199,944)		10,575,236,093
Liabilities in excess of other assets(z) (1.9)%		(196,304,902)

NET ASSETS 100.0%		$10,378,931,191

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security on loan. The aggregate market value of such securities, include those sold and pending settlement, is $146,076,369; cash collateral of $149,700,808 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.
(e)	Security is post-maturity.
(g)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $146,008,146 is 1.4% of net assets.
(i)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(p)	Interest rate not available as of June 30, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

34

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
6,360	2 Year U.S. Treasury Notes	Sep. 2017	$1,377,217,462	$1,374,455,625	$(2,761,837)
3,689	5 Year U.S. Treasury Notes	Sep. 2017	435,495,890	434,696,773	(799,117)

					(3,560,954)

	Short Position:
1,174	10 Year U.S. Treasury Notes	Sep. 2017	148,037,157	147,373,688	663,469

					$(2,897,485)

Cash of $3,880,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$609,486,569	$—
Bank Loans	—	46,991,388	—
Commercial Mortgage-Backed Securities	—	377,431,976	—
Corporate Bonds	—	9,135,434,535	—
Municipal Bond	—	5,225,756	—
Preferred Stock	3,429,360	—	—
Affiliated Mutual Funds	397,236,509	—	—
Other Financial Instruments*
Futures Contracts	(2,897,485)	—	—

Total	$397,768,384	$10,174,570,224	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	23.2%
Collateralized Loan Obligations	5.9
Pharmaceuticals	5.3
Telecommunications	5.0
Auto Manufacturers	4.7
Electric	4.6
Affiliated Mutual Funds (including 1.4% of collateral for securities on loan)	3.8
Commercial Mortgage-Backed Securities	3.6
Chemicals	3.1
Oil & Gas	3.1
Insurance	2.9
Real Estate Investment Trusts (REITs)	2.7
Healthcare-Services	2.5
Healthcare-Products	2.5
Media	2.4
Pipelines	2.3
Biotechnology	2.1
Diversified Financial Services	2.0
Retail	1.7
Food	1.7
Semiconductors	1.6
Software	1.5
Beverages	1.5
Computers	1.4
Airlines	1.2
Commercial Services	1.0
Agriculture	1.0
Lodging	0.9
Housewares	0.6
Household Products/Wares	0.5%
Forest Products & Paper	0.4
Building Materials	0.4
Home Builders	0.4
Technology	0.4
Auto Parts & Equipment	0.4
Electronics	0.3
Gas	0.3
Packaging & Containers	0.3
Leisure Time	0.3
Trucking & Leasing	0.3
Hand/Machine Tools	0.3
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.2
Aerospace/Defense	0.2
Mining	0.2
Real Estate	0.2
Home Furnishings	0.1
Iron/Steel	0.1
Transportation	0.1
Utilities	0.1
Machinery-Diversified	0.1
Apparel	0.1
Municipal Bond	0.1
Machinery-Construction & Mining	0.0 *

101.9
Liabilities in excess of other assets	(1.9)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

36

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is credit contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$663,469	*	Due from/to broker—variation margin futures	$3,560,954	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$397,464	$397,464
Interest rate contracts	2,845,246	—	2,845,246

Total	$2,845,246	$397,464	$3,242,710

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(393,285)	$(393,285)
Interest rate contracts	(2,452,173)	—	(2,452,173)

Total	$(2,452,173)	$(393,285)	$(2,845,458)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Schedule of Investments (unaudited) (continued)

as of June 30, 2017

For the six months ended June 30, 2017, the average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Credit Default Swap Agreements— Sell Protection(2)
$1,529,369,286	$83,037,005	$5,000,000

(1)	Value at Trade Date.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial investments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$146,076,369	$(146,076,369)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

38

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of June 30, 2017

Assets
Investments at value, including securities on loan of $146,076,369:
Unaffiliated investments (cost $10,116,965,648)	$10,177,999,584
Affiliated investments (cost $397,234,296)	397,236,509
Cash	337,083
Deposit with broker for futures	3,880,000
Dividends and interest receivable	78,747,951
Receivable for investments sold	48,446,530
Receivable for Fund shares sold	39,790,169
Tax reclaim receivable	249,709
Prepaid expenses	11,054

Total Assets	10,746,698,589

Liabilities
Payable for investments purchased	172,839,624
Payable to broker for collateral for securities on loan	149,700,808
Payable for Fund shares reacquired	34,671,610
Dividends payable	3,435,621
Management fee payable	3,376,048
Accrued expenses and other liabilities	1,482,525
Distribution fee payable	1,430,776
Due to broker—variation margin futures	721,730
Affiliated transfer agent fee payable	107,845
Deferred directors’ fees	811

Total Liabilities	367,767,398

Net Assets	$10,378,931,191

Net assets were comprised of:
Common stock, at par	$9,370,919
Paid-in capital in excess of par	10,663,447,085

10,672,818,004
Distributions in excess of net investment income	(20,840,084)
Accumulated net realized loss on investment transactions	(331,186,969)
Net unrealized appreciation on investments	58,140,240

Net assets, June 30, 2017	$10,378,931,191

See Notes to Financial Statements.

40

Class A
Net asset value and redemption price per share ($1,347,146,742 ÷ 121,860,825 shares of common stock issued and outstanding)	$11.05
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.42

Class B
Net asset value, offering price and redemption price per share
($15,057,682 ÷ 1,361,955 shares of common stock issued and outstanding)	$11.06

Class C
Net asset value, offering price and redemption price per share
($1,291,240,127 ÷ 116,794,295 shares of common stock issued and outstanding)	$11.06

Class Q
Net asset value, offering price and redemption price per share
($787,424,179 ÷ 70,994,625 shares of common stock issued and outstanding)	$11.09

Class R
Net asset value, offering price and redemption price per share
($170,900,915 ÷ 15,458,304 shares of common stock issued and outstanding)	$11.06

Class Z
Net asset value, offering price and redemption price per share
($6,767,161,546 ÷ 610,621,946 shares of common stock issued and outstanding)	$11.08

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Statement of Operations (unaudited)

Six Months Ended June 30, 2017

Net Investment Income (Loss)
Income
Interest income	$131,924,167
Affiliated dividend income	1,039,710
Unaffiliated dividend income	120,303
Income from securities lending, net (including affiliated income of $26,258)	86,847

Total income	133,171,027

Expenses
Management fee	20,060,764
Distribution fee—Class A	1,800,434
Distribution fee—Class B	89,404
Distribution fee—Class C	6,809,721
Distribution fee—Class R	642,431
Transfer agent’s fees and expenses (including affiliated expense of $312,700)	4,721,000
Custodian and accounting fees	477,000
Registration fees	328,000
Shareholders’ reports	182,000
Directors’ fees	71,000
Legal fees and expenses	38,000
Audit fee	19,000
Commitment fee on syndicated credit agreement	6,000
Miscellaneous	82,824

Total expenses	35,327,578
Less: Distribution fee waiver—Class R	(214,138)

35,113,440

Net investment income (loss)	98,057,587

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,712)	5,416,354
Futures transactions	2,845,246
Swap agreement transactions	397,464

8,659,064

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,591))	57,056,016
Futures	(2,452,173)
Swap agreements	(393,285)

54,210,558

Net gain (loss) on investment transactions	62,869,622

Net Increase (Decrease) In Net Assets Resulting From Operations	$160,927,209

See Notes to Financial Statements.

42

Statement of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,057,587	$170,343,951
Net realized gain (loss) on investment transactions	8,659,064	4,988,272
Net change in unrealized appreciation (depreciation) on investments	54,210,558	52,861,348

Net increase (decrease) in net assets resulting from operations	160,927,209	228,193,571

Dividends from net investment income
Class A	(17,154,009)	(41,668,427)
Class B	(145,983)	(407,843)
Class C	(11,137,344)	(25,055,609)
Class Q	(7,901,396)	(3,916,100)
Class R	(1,831,510)	(3,561,353)
Class Z	(85,221,634)	(158,749,622)

	(123,391,876)	(233,358,954)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,171,098,287	4,724,506,926
Net asset value of shares issued in reinvestment of dividends and distributions	96,478,465	170,058,892
Cost of shares reacquired	(2,227,039,747)	(3,482,918,047)

Net increase (decrease) in net assets from Fund share transactions	40,537,005	1,411,647,771

Total increase (decrease)	78,072,338	1,406,482,388

Net Assets:
Beginning of period	10,300,858,853	8,894,376,465

End of period(a)	$10,378,931,191	$10,300,858,853

(a) Includes undistributed net investment income of:	$—	$4,494,205

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Notes to Financial Statements (unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund’s investment objective is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

44

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

46

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since future contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay

Prudential Short-Term Corporate Bond Fund, Inc.	47

Notes to Financial Statements (unaudited) (continued)

the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of

48

collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

50

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .40% of the Fund’s average daily net assets up to $10 billion; and .39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee was .40% for the six months ended June 30, 2017.

The Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements (unaudited) (continued)

the Class A, Class B, Class C, Class Q, Class R, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .25%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. PIMS contractually agreed through April 30, 2018 to limit such fees to .50% of the average daily net assets of Class R shares.PIMS has advised the Fund that it received $964,561 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2017, it received $3,921, $5,396, and $115,500 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

Such transactions are subject to ratification by the Board. For the period ended June 30, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential

52

Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended June 30, 2017, PGIM, Inc. was compensated $40,363 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were $1,982,946,962 and $1,875,574,442, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2017 were as follows:

Tax Basis	$10,645,494,454

Appreciation	73,734,889
Depreciation	(143,993,250)

Net Unrealized Depreciation	$(70,258,361)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$188,277,000

Pre-Enactment Losses:
Expiring 2018	$1,604,000

The Fund elected to treat post-October capital losses of approximately $6,961,000 as having been incurred in the following fiscal year (December 31, 2017).

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements (unaudited) (continued)

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 3 billion shares of common stock, $.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T common stock, each of which consists of 420 million, 5 million, 300 million, 275 million, 75 million, 1,625 million and 300 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, seven shareholders of record held 75% of the Fund’s outstanding shares.

54

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2017:
Shares sold	22,102,937	$244,144,927
Shares issued in reinvestment of dividends and distributions	1,369,479	15,130,900
Shares reacquired	(19,242,720)	(212,221,160)

Net increase (decrease) in shares outstanding before conversion	4,229,696	47,054,667
Shares issued upon conversion from other share class(es)	1,332,549	14,718,346
Shares reacquired upon conversion into other share class(es)	(52,680,858)	(581,805,897)

Net increase (decrease) in shares outstanding	(47,118,613)	$(520,032,884)

Year ended December 31, 2016:
Shares sold	77,709,974	$864,194,268
Shares issued in reinvestment of dividends and distributions	3,051,962	33,908,572
Shares reacquired	(67,135,184)	(743,490,955)

Net increase (decrease) in shares outstanding before conversion	13,626,752	154,611,885
Shares issued upon conversion from other share class(es)	2,407,403	26,732,948
Shares reacquired upon conversion into other share class(es)	(10,786,448)	(119,692,790)

Net increase (decrease) in shares outstanding	5,247,707	$61,652,043

Class B
Six months ended June 30, 2017:
Shares sold	34,693	$383,195
Shares issued in reinvestment of dividends and distributions	11,985	132,439
Shares reacquired	(240,643)	(2,657,381)

Net increase (decrease) in shares outstanding before conversion	(193,965)	(2,141,747)
Shares reacquired upon conversion into other share class(es)	(263,166)	(2,904,417)

Net increase (decrease) in shares outstanding	(457,131)	$(5,046,164)

Year ended December 31, 2016:
Shares sold	210,796	$2,340,575
Shares issued in reinvestment of dividends and distributions	33,519	372,342
Shares reacquired	(443,118)	(4,912,464)

Net increase (decrease) in shares outstanding before conversion	(198,803)	(2,199,547)
Shares reacquired upon conversion into other share class(es)	(563,442)	(6,243,578)

Net increase (decrease) in shares outstanding	(762,245)	$(8,443,125)

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended June 30, 2017:
Shares sold	5,981,469	$66,060,805
Shares issued in reinvestment of dividends and distributions	816,366	9,021,668
Shares reacquired	(16,923,500)	(186,906,512)

Net increase (decrease) in shares outstanding before conversion	(10,125,665)	(111,824,039)
Shares issued upon conversion from other share class(es)	3	37
Shares reacquired upon conversion into other share class(es)	(4,390,089)	(48,500,855)

Net increase (decrease) in shares outstanding	(14,515,751)	$(160,324,857)

Year ended December 31, 2016:
Shares sold	25,294,185	$280,952,437
Shares issued in reinvestment of dividends and distributions	1,759,702	19,551,628
Shares reacquired	(30,903,507)	(342,915,625)

Net increase (decrease) in shares outstanding before conversion	(3,849,620)	(42,411,560)
Shares issued upon conversion from other share class(es)	1,691	18,788
Shares reacquired upon conversion into other share class(es)	(4,412,300)	(49,028,007)

Net increase (decrease) in shares outstanding	(8,260,229)	$(91,420,779)

Class Q
Six months ended June 30, 2017:
Shares sold	33,699,155	$373,416,831
Shares issued in reinvestment of dividends and distributions	722,694	8,015,973
Shares reacquired	(6,045,366)	(66,984,844)

Net increase (decrease) in shares outstanding before conversion	28,376,483	314,447,960
Shares issued upon conversion from other share class(es)	32,099,568	355,017,432
Shares reacquired upon conversion into other share class(es)	(30,274)	(335,017)

Net increase (decrease) in shares outstanding	60,445,777	$669,130,375

Year ended December 31, 2016:
Shares sold	4,852,805	$54,061,763
Shares issued in reinvestment of dividends and distributions	351,111	3,914,595
Shares reacquired	(7,651,340)	(84,760,822)

Net increase (decrease) in shares outstanding before conversion	(2,447,424)	(26,784,464)
Shares issued upon conversion from other share class(es)	4,768,808	52,743,019

Net increase (decrease) in shares outstanding	2,321,384	$25,958,555

56

Class R	Shares	Amount
Six months ended June 30, 2017:
Shares sold	1,389,798	$15,345,410
Shares issued in reinvestment of dividends and distributions	160,596	1,774,778
Shares reacquired	(1,950,002)	(21,536,702)

Net increase (decrease) in shares outstanding before conversion	(399,608)	(4,416,514)
Shares reacquired upon conversion into other share class(es)	(270)	(2,988)

Net increase (decrease) in shares outstanding	(399,878)	$(4,419,502)

Year ended December 31, 2016:
Shares sold	3,885,887	$43,175,189
Shares issued in reinvestment of dividends and distributions	307,696	3,418,712
Shares reacquired	(2,621,015)	(29,096,643)

Net increase (decrease) in shares outstanding before conversion	1,572,568	17,497,258
Shares reacquired upon conversion into other share class(es)	(4,644)	(51,219)

Net increase (decrease) in shares outstanding	1,567,924	$17,446,039

Class Z
Six months ended June 30, 2017:
Shares sold	132,951,358	$1,471,747,119
Shares issued in reinvestment of dividends and distributions	5,632,957	62,402,707
Shares reacquired	(157,022,514)	(1,736,733,148)

Net increase (decrease) in shares outstanding before conversion	(18,438,199)	(202,583,322)
Shares issued upon conversion from other share class(es)	56,761,712	627,903,872
Shares reacquired upon conversion into other share class(es)	(32,947,787)	(364,090,513)

Net increase (decrease) in shares outstanding	5,375,726	$61,230,037

Year ended December 31, 2016:
Shares sold	312,866,236	$3,479,782,694
Shares issued in reinvestment of dividends and distributions	9,776,702	108,893,043
Shares reacquired	(204,890,532)	(2,277,741,538)

Net increase (decrease) in shares outstanding before conversion	117,752,406	1,310,934,199
Shares issued upon conversion from other shares class(es)	14,896,959	165,730,386
Shares reacquired upon conversion into other share class(es)	(6,342,176)	(70,209,547)

Net increase (decrease) in shares outstanding	126,307,189	$1,406,455,038

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the six months ended June 30, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Fund’s Board meeting in March, 2017, the Board approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

58

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.01		$11.00	$11.19	$11.33	$11.56	$11.35
Income (loss) from investment operations:
Net investment income (loss)	.10		.19	.19	.20	.22	.26
Net realized and unrealized gain (loss) on investment transactions	.07		.08	(.10)	(.04)	(.12)	.33
Total from investment operations	.17		.27	.09	.16	.10	.59
Less Dividends:
Dividends from net investment income	(.13)		(.26)	(.28)	(.30)	(.33)	(.38)
Net asset value, end of period	$11.05		$11.01	$11.00	$11.19	$ 11.33	$11.56
Total Return(b):	1.57%		2.50%	.81%	1.42%	.89%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,347,147		$1,861,163	$1,801,167	$2,194,768	$2,791,686	$2,596,682
Average net assets (000)	$1,452,297		$1,751,490	$1,984,349	$2,686,658	$2,717,633	$2,125,935
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.77%	(e)	.77%	.77%	.78%	.76%	.78%
Expenses before waivers and/or expense reimbursement	.77%	(e)	.77%	.78%	.83%	.81%	.83%
Net investment income (loss)	1.87%	(e)	1.72%	1.73%	1.79%	1.91%	2.30%
Portfolio turnover rate	31%	(f)	51%	49%	54%	65%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.01		$11.00	$11.19	$11.33	$11.56	$11.35
Income (loss) from investment operations:
Net investment income (loss)	.06		.11	.11	.12	.13	.18
Net realized and unrealized gain (loss) on investment transactions	.08		.08	(.10)	(.04)	(.11)	.32
Total from investment operations	.14		.19	.01	.08	.02	.50
Less Dividends:
Dividends from net investment income	(.09)		(.18)	(.20)	(.22)	(.25)	(.29)
Net asset value, end of period	$11.06		$11.01	$11.00	$11.19	$11.33	$11.56
Total Return(b):	1.28%		1.73%	.06%	.66%	.14%	4.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,058		$20,035	$28,396	$41,808	$57,649	$59,209
Average net assets (000)	$18,029		$25,008	$34,875	$51,023	$59,969	$52,940
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.52%	1.53%	1.51%	1.53%
Expenses before waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.52%	1.53%	1.51%	1.53%
Net investment income (loss)	1.13%	(d)	.98%	.99%	1.04%	1.16%	1.56%
Portfolio turnover rate	31%	(e)	51%	49%	54%	65%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

60

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.01		$11.00	$11.19	$11.33	$11.56	$11.35
Income (loss) from investment operations:
Net investment income (loss)	.06		.11	.11	.12	.13	.18
Net realized and unrealized gain (loss) on investment transactions	.08		.08	(.10)	(.04)	(.11)	.32
Total from investment operations	.14		.19	.01	.08	.02	.50
Less Dividends:
Dividends from net investment income	(.09)		(.18)	(.20)	(.22)	(.25)	(.29)
Net asset value, end of period	$11.06		$11.01	$11.00	$11.19	$11.33	$11.56
Total Return(b):	1.28%		1.73%	.06%	.67%	.14%	4.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,291,240		$1,446,238	$1,535,414	$1,744,748	$1,970,167	$2,135,745
Average net assets (000)	$1,373,247		$1,536,399	$1,632,383	$1,861,288	$2,123,254	$1,842,751
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.52%	1.53%	1.51%	1.53%
Expenses before waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.52%	1.53%	1.51%	1.53%
Net investment income (loss)	1.13%	(d)	.98%	.99%	1.04%	1.16%	1.55%
Portfolio turnover rate	31%	(e)	51%	49%	54%	65%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended June 30,		Year Ended December 31,				March 2, 2012(a) through December 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.05		$11.04	$11.23	$11.36	$11.59	$11.55
Income (loss) from investment operations:
Net investment income (loss)	.12		.23	.23	.24	.26	.23
Net realized and unrealized gain (loss) on investment transactions	.07		.08	(.10)	(.02)	(.12)	.15
Total from investment operations	.19		.31	.13	.22	.14	.38
Less Dividends:
Dividends from net investment income	(.15)		(.30)	(.32)	(.35)	(.37)	(.34)
Net asset value, end of period	$11.09		$11.05	$11.04	$11.23	$11.36	$11.59
Total Return(c):	1.76%		2.85%	1.17%	1.94%	1.24%	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$787,424		$116,543	$90,807	$89,604	$80,059	$57,217
Average net assets (000)	$577,208		$143,488	$89,233	$43,439	$68,760	$54,722
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.43%	(e)	.42%	.42%	.43%	.42%	.43%	(e)
Expenses before waivers and/or expense reimbursement	.43%	(e)	.42%	.42%	.43%	.42%	.43%	(e)
Net investment income (loss)	2.25%	(e)	2.08%	2.08%	2.14%	2.25%	2.43%	(e)
Portfolio turnover rate	31%	(f)	51%	49%	54%	65%	78%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

62

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.01		$11.00	$11.19	$11.33	$11.56	$11.35
Income (loss) from investment operations:
Net investment income (loss)	.09		.16	.17	.17	.19	.23
Net realized and unrealized gain (loss) on investment transactions	.08		.09	(.11)	(.04)	(.12)	.33
Total from investment operations	.17		.25	.06	.13	.07	.56
Less Dividends:
Dividends from net investment income	(.12)		(.24)	(.25)	(.27)	(.30)	(.35)
Net asset value, end of period	$11.06		$11.01	$11.00	$11.19	$11.33	$11.56
Total Return(b):	1.54%		2.24%	.57%	1.17%	.65%	4.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$170,901		$174,661	$157,207	$142,496	$111,181	$46,706
Average net assets (000)	$172,730		$167,164	$149,553	$129,408	$78,272	$29,321
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	(d)	1.02%	1.02%	1.03%	1.01%	1.03%
Expenses before waivers and/or expense reimbursement	1.27%	(d)	1.27%	1.27%	1.28%	1.26%	1.28%
Net investment income (loss)	1.63%	(d)	1.48%	1.48%	1.54%	1.67%	2.04%
Portfolio turnover rate	31%	(e)	51%	49%	54%	65%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.04		$11.03	$11.22	$11.36	$11.59	$11.37
Income (loss) from investment operations:
Net investment income (loss)	.12		.22	.22	.23	.25	.29
Net realized and unrealized gain (loss) on investment transactions	.06		.08	(.10)	(.04)	(.12)	.34
Total from investment operations	.18		.30	.12	.19	.13	.63
Less Dividends:
Dividends from net investment income	(.14)		(.29)	(.31)	(.33)	(.36)	(.41)
Net asset value, end of period	$11.08		$11.04	$11.03	$11.22	$11.36	$11.59
Total Return(b):	1.69%		2.76%	1.07%	1.68%	1.15%	5.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,767,162		$6,682,219	$5,281,386	$5,288,222	$4,310,734	$4,555,662
Average net assets (000)	$6,522,908		$6,041,649	$5,313,632	$4,823,460	$4,440,951	$3,647,207
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.52%	(d)	.52%	.52%	.53%	.51%	.53%
Expenses before waivers and/or expense reimbursement	.52%	(d)	.52%	.52%	.53%	.51%	.53%
Net investment income (loss)	2.13%	(d)	1.98%	1.99%	2.04%	2.16%	2.55%
Portfolio turnover rate	31%	(e)	51%	49%	54%	65%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

64

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc., on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, Inc. which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory

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services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PGIM Investments, as its profitability was reflected in the profitability report for PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

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Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 24, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2017